Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable Net [Abstract]
Schedule of Accounts Receivable Net
	As of December 31,
	2024	2025
	RMB	RMB
Accounts receivable	74,886,095	59,552,803
Allowance for credit losses	(38,352,201)	(37,068,075)
Accounts receivable, net	36,533,894	22,484,728

Schedule of Allowance for Credit Losses

The following table presents movement of the allowance for credit losses:

	For the Years Ended December 31,
	2024	2025
	RMB	RMB
Balance at the beginning of the year	37,610,720	38,352,201
Provisions	741,481	—
Reversal of provisions	—	(1,284,126)
Balance at the end of the year	38,352,201	37,068,075